                                                                       MHM Final

[Translation]

                               SEMI-ANNUAL REPORT

                            (During The Eighth Term)
                              From: October 1, 2002
                               To: March 31, 2003

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT

        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                     (2385)

                               SEMI-ANNUAL REPORT

                            (During The Eighth Term)
                              From: October 1, 2003
                               To: March 31, 2004

        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                     (2385)

                               SEMI-ANNUAL REPORT
                            (During The Eighth Term)
                              From: October 1, 2003
                               To: March 31, 2004

To: Director of Kanto Local Finance Bureau

                                                      Filing Date: June 30, 2004

Name of the Fund:                       LOOMIS SAYLES INVESTMENT GRADE
                                        BOND FUND

Name of the Registrant Trust:           LOOMIS SAYLES FUNDS II

Name and Official Title of Trustees:    Nicholas H. Palmerino
                                        Treasurer of the Trust

Address of Principal Office:            One Financial Center
                                        Boston, Massachusetts 02111
                                        U. S. A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                           (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                       (Seal)

Address or Place of Business            JFE Building
                                        1-2, Marunouchi 1-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Mori Hamada & Matsumoto
                                        JFE Building
                                        1-2, Marunouchi 1-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                           03-6212-8316

(Note) Effective September 21, 2004, the address mentioned in "Address or Place of Business" of the Registration Agent or "Place of Liaison Contact" will be changed to "Marunouchi Kitaguchi Building, 6-5, Marunouchi 1-chome Chiyoda-ku, Tokyo".

        Places where a copy of this Semi-Annual Report is available for
                               Public Inspection

                                 Not applicable.

                                 C O N T E N T S

                                                                    This English
                                                                     translation
                                                                    ------------
I.   STATUS OF INVESTMENT FUND.................................           1

     (1) Diversification of Investment Portfolio...............           3

     (2) Results of Past Operations............................           3
         (a) Record of Changes in Net Assets...................           3
         (b) Record of Distributions Paid......................           5
         (c) Record of Earning Ratio...........................           7

     (3) Record of Sales and Repurchases.......................           8

II.  OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND...........           8

III. OUTLINE OF THE TRUST AND
     INVESTMENT MANAGEMENT COMPANY.............................           8

     (1) Amount of Capital.....................................           8

     (2) Description of Business and Outline of Operation......           9

     (3) Miscellaneous.........................................          11

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE
     INVESTMENT MANAGEMENT COMPANY.............................          12

I.   STATUS OF INVESTMENT PORTFOLIO
     (LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the "Fund"))

(1)  Diversification of Investment Portfolio

                                                               (As of the end May, 2004)
----------------------------------------------------------------------------------------
Types of Assets                  Name of Country   Market Value Total   Investment Ratio
                                                               Dollar                  %
----------------------------------------------------------------------------------------
Bond                             United States            139,359,755              36.18
                                 Supranational             17,380,366               4.51
                                 Chile                      5,965,182               1.55
                                 Canada                     5,231,590               1.36
                                 Malaysia                   5,077,989               1.32
                                 Mexico                     4,767,175               1.24
                                 South Korea                3,345,432               0.87
                                 Brazil                     1,578,375               0.41
                                 Philipines                 1,257,844               0.33
                                 Netherlands                1,116,958               0.29
                                 Cayman Islands               677,758               0.18
                                 Venezuela                    303,500               0.08
                                 Singapore                    302,927               0.08
----------------------------------------------------------------------------------------
Convertible Bonds                United States              5,203,000               1.35
                                 Canada                       255,508               0.07
----------------------------------------------------------------------------------------
Government/agnecies              United States             78,502,604              20.38
----------------------------------------------------------------------------------------
Foreign Government               Canada                    65,124,921              16.91
                                 Norway                    12,433,638               3.23
                                 Sweden                     9,337,684               2.42
                                 Mexico                     6,400,313               1.66
                                 New Zealand                3,208,486               0.83
                                 Denmark                    2,947,043               0.77
                                 Brazil                     2,100,481               0.55
                                 South Africa                 835,331               0.22
                                 Australia                    350,562               0.09
                                 Dominican Rep.               295,750               0.08
                                 Peru                         198,750               0.05
                                 Venezuela                     83,300               0.02
----------------------------------------------------------------------------------------
Repurchase Agreement                                        2,285,000               0.59
----------------------------------------------------------------------------------------
Sub-Total                                                 375,927,222              97.59
----------------------------------------------------------------------------------------
Cash, Deposit and other Assets                              9,271,735               2.41
----------------------------------------------------------------------------------------
         Total                                            385,198,957             100.00
   (Net Asset Value)
----------------------------------------------------------------------------------------

     Note 1: Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.
     Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is (Y)110.08 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. as of May 31, 2004. The same applies hereinafter.
     Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)  Results of Past Operations
(a)  Record of Changes in Net Assets
          Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2004 is as follows:

--------------------------------------------------------------------------------------------------
                                                Total Net Asset Value    Net Asset Value per Share
--------------------------------------------------------------------------------------------------
                                                  US$           Yen
                                              (thousands)   (millions)          US$     Yen
--------------------------------------------------------------------------------------------------
    2003 end of June   Class I                    8,718           960          11.77   1,296
                       Class J                  342,090        37,657          11.75   1,293
                       Class R                      862            95          11.76   1,295
--------------------------------------------------------------------------------------------------
                July   Class I                    8,569           943          11.02   1,213
                       Class J                  323,285        35,587          11.01   1,212
                       Class R                      847            93          11.02   1,213
--------------------------------------------------------------------------------------------------
              August   Class I                    8,581           945          11.03   1,214
                       Class J                  326,201        35,908          11.02   1,213
                       Class R                      899            99          11.03   1,214
--------------------------------------------------------------------------------------------------
           September   Class Y (formerly I)      10,230         1,126          11.54   1,270
                       Class J                  335,666        36,950          11.53   1,269
                       Class B                      160            18          11.53   1,269
                       Class C                        3             0          11.53   1,269
                       Class A (formerly R)       1,128           124          11.54   1,270
--------------------------------------------------------------------------------------------------
             October   Class Y (formerly I)      10,336         1,138          11.46   1,262
                       Class J                  329,197        36,238          11.45   1,260
                       Class B                      441            49          11.44   1,259
                       Class C                      473            52          11.44   1,259
                       Class A (formerly R)       1,823           201          11.46   1,262
--------------------------------------------------------------------------------------------------
            November   Class Y (formerly I)      10,054         1,107          11.55   1,271
                       Class J                  332,189        36,567          11.54   1,270
                       Class B                      521            57          11.53   1,269
                       Class C                      794            87          11.53   1,269
                       Class A (formerly R)       2,293           252          11.55   1,271
--------------------------------------------------------------------------------------------------
            December   Class Y (formerly I)      10,319         1,136          11.71   1,289
                       Class J                  345,246        38,005          11.70   1,288
                       Class B                      619            68          11.70   1,288
                       Class C                    1,195           132          11.69   1,287
                       Class A (formerly R)       2,875           316          11.71   1,289
--------------------------------------------------------------------------------------------------
 2004 end of January   Class Y (formerly I)      10,329         1,137          11.79   1,298
                       Class J                  355,158        39,096          11.78   1,297
                       Class B                      857            94          11.77   1,296
                       Class C                    2,036           224          11.76   1,295
                       Class A (formerly R)       3,912           431          11.79   1,298
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                Total Net Asset Value    Net Asset Value per Share
--------------------------------------------------------------------------------------------------
                                                  US$           Yen
                                              (thousands)   (millions)          US$     Yen
--------------------------------------------------------------------------------------------------
2004 end of February   Class Y (formerly I)      10,233      1,126,449         11.83   1,302
                       Class J                  371,722     40,919,158         11.82   1,301
                       Class B                      993        109,309         11.81   1,300
                       Class C                    3,552        391,004         11.80   1,299
                       Class A (formerly R)       4,352        479,068         11.83   1,302
--------------------------------------------------------------------------------------------------
               March   Class Y (formerly I)      10,354      1,139,768         11.91   1,311
                       Class J                  379,872     41,816,310         11.89   1,309
                       Class B                    1,115        122,739         11.88   1,308
                       Class C                    5,338        587,607         11.88   1,308
                       Class A (formerly R)       7,603        836,938         11.91   1,311
--------------------------------------------------------------------------------------------------
               April   Class Y (formerly I)       9,905      1,090,342         11.40   1,255
                       Class J                  365,702     40,256,476         11.39   1,254
                       Class B                    1,120        123,290         11.38   1,253
                       Class C                    6,314        695,045         11.37   1,252
                       Class A (formerly R)       7,653        842,442         11.40   1,255
--------------------------------------------------------------------------------------------------
                 May   Class Y (formerly I)      10,184      1,121,055         11.27   1,241
                       Class J                  358,848     39,501,988         11.25   1,238
                       Class B                    1,367        150,479         11.24   1,237
                       Class C                    6,856        754,708         11.23   1,236
                       Class A (formerly R)       7,919        871,724         11.26   1,240
--------------------------------------------------------------------------------------------------

(Note1) Class I, Class J and Class R stand for Institutional Class shares, Class J shares and Retail Class shares, respectively.
(Note2)   Admin Class shares was converted to Retail Class shares on May 21,
          2003.
(Note3) Effective September 12, 2003, Class R shares of the Fund converted to Class A shares and Class I shares were converted to Class Y shares. Class B and C shares commenced operations on September 12, 2003.

(b)  Record of Distributions Paid

------------------------------------------------------------------------------------------------------
                  Payable date        Ex-dividend date
------------------------------------------------------------------------------------------------------
7th Fiscal Year   October 4, 2002     October 1, 2002     Class I               US$  0.051   ((Y)5.61)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.047   ((Y)5.17)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.049   ((Y)5.39)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.044   ((Y)4.84)
------------------------------------------------------------------------------------------------------
                  November 6, 2002    November 1, 2002    Class I               US$  0.054   ((Y)5.94)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.050   ((Y)5.50)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.052   ((Y)5.72)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.048   ((Y)5.28)
------------------------------------------------------------------------------------------------------
                  December 5, 2002    December 2, 2002    Class I               US$  0.051   ((Y)5.61)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.047   ((Y)5.17)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.049   ((Y)5.39)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.045   ((Y)4.95)
------------------------------------------------------------------------------------------------------
                  January 6, 2003     December 31, 2002   Class I               US$0.05399   ((Y)5.94)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$0.04956   ((Y)5.46)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$0.05178   ((Y)5.70)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$0.04736   ((Y)5.21)
------------------------------------------------------------------------------------------------------
                  February 6, 2003    February 3, 2003    Class I               US$  0.055   ((Y)6.05)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.050   ((Y)5.50)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.052   ((Y)5.72)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.048   ((Y)5.28)
------------------------------------------------------------------------------------------------------
                  March 6, 2003       March 3, 2003       Class I               US$  0.056   ((Y)6.16)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.051   ((Y)5.61)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.053   ((Y)5.83)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.049   ((Y)5.39)
------------------------------------------------------------------------------------------------------
                  April 4, 2003       April 1, 2003       Class I               US$  0.054   ((Y)5.94)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.050   ((Y)5.50)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.052   ((Y)5.72)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.047   ((Y)5.17)
------------------------------------------------------------------------------------------------------
                  May 6, 2003         May 1, 2003         Class I               US$  0.048   ((Y)5.28)
------------------------------------------------------------------------------------------------------
                                                          Admin                 US$  0.043   ((Y)4.73)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.046   ((Y)5.06)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.041   ((Y)4.51)
------------------------------------------------------------------------------------------------------
                  June 5, 2003        June 2, 2003        Class I               US$  0.048   ((Y)5.28)
------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.046   ((Y)5.06)
------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.041   ((Y)4.51)
------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                  July 7, 2003        July 1, 2003        Class I               US$  0.053   ((Y) 5.83)
-------------------------------------------------------------------------------------------------------
                                                          Class R               US$  0.052   ((Y) 5.72)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$  0.046   ((Y) 5.06)
-------------------------------------------------------------------------------------------------------
                  July 7, 2003        July 1, 2003        Class I               US$ 0.1356   ((Y)14.93)
-------------------------------------------------------------------------------------------------------
                                                          Class R               US$ 0.1356   ((Y)14.93)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.1356   ((Y)14.93)
-------------------------------------------------------------------------------------------------------
                  August 6, 2003      August 1, 2003      Class I               US$ 0.0454   ((Y) 5.00)
-------------------------------------------------------------------------------------------------------
                                                          Class R               US$ 0.0431   ((Y) 4.74)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0382   ((Y) 4.21)
-------------------------------------------------------------------------------------------------------
                  September 5, 2003   September 2, 2003   Class I               US$ 0.0558   ((Y) 6.14)
-------------------------------------------------------------------------------------------------------
                                                          Class R               US$ 0.0535   ((Y) 5.89)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0488   ((Y) 5.37)
-------------------------------------------------------------------------------------------------------
8th Fiscal Year   October 6, 2003     October 1, 2003     Class Y (formerly I)  US$ 0.0531   ((Y) 5.85)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0461   ((Y) 5.07)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0477   ((Y) 5.25)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0477   ((Y) 5.25)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0510   ((Y) 5.61)
-------------------------------------------------------------------------------------------------------
                  November 6, 2003    November 3, 2003    Class Y (formerly I)  US$ 0.0542   ((Y) 5.97)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0469   ((Y) 5.16)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0470   ((Y) 5.17)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0470   ((Y) 5.17)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0526   ((Y) 5.79)
-------------------------------------------------------------------------------------------------------
                  November 28, 2003   November 24, 2003   Class Y (formerly I)  US$ 0.0703   ((Y) 7.74)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0703   ((Y) 7.74)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0703   ((Y) 7.74)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0703   ((Y) 7.74)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0703   ((Y) 7.74)
-------------------------------------------------------------------------------------------------------
                  December 4, 2003    December 12, 2003   Class Y (formerly I)  US$ 0.0790   ((Y) 8.70)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0720   ((Y) 7.93)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0682   ((Y) 7.51)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0682   ((Y) 7.51)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0769   ((Y) 8.47)
-------------------------------------------------------------------------------------------------------
                  January 6, 2004     December 31, 2003   Class Y (formerly I)  US$ 0.0516   ((Y) 5.68)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0443   ((Y) 4.88)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0414   ((Y) 4.56)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0429   ((Y) 4.72)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0493   ((Y) 5.43)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                  February 2, 2004    February 2, 2004    Class Y (formerly I)  US$ 0.0516   ((Y) 5.68)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0456   ((Y) 5.02)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0437   ((Y) 4.81)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0443   ((Y) 4.88)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0509   ((Y) 5.60)
-------------------------------------------------------------------------------------------------------
                  March 4, 2004       March 1, 2004       Class Y (formerly I)  US$ 0.0486   ((Y) 5.35)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0417   ((Y) 4.59)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0388   ((Y) 4.27)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0411   ((Y) 4.52)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0451   ((Y) 4.96)
-------------------------------------------------------------------------------------------------------
                  April 6, 2004       April 1, 2004       Class Y (formerly I)  US$ 0.0487   ((Y) 5.36)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0413   ((Y) 4.55)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$ 0.0376   ((Y) 4.14)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$ 0.0392   ((Y) 4.32)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$ 0.0454   ((Y) 5.00)
-------------------------------------------------------------------------------------------------------
                  May 6, 2004         May 3, 2004         Class Y (formerly I)  US$ 0.0488   ((Y) 5.37)
-------------------------------------------------------------------------------------------------------
                                                          Class J               US$ 0.0416   ((Y) 4.58)
-------------------------------------------------------------------------------------------------------
                                                          Class B               US$  0.038   ((Y) 4.18)
-------------------------------------------------------------------------------------------------------
                                                          Class C               US$  0.039   ((Y) 4.29)
-------------------------------------------------------------------------------------------------------
                                                          Class A (formerly R)  US$  0.045   ((Y) 4.95)
-------------------------------------------------------------------------------------------------------

(c)  Record of Earning Ratio

          Record of earning ratio during one year up to and including the end of May, 2004 is as follows:

     ----------------------------------------------
                            Earning ratio (%) 1) 2)
     ----------------------------------------------
     Class Y (formerly I)             3.01
     ----------------------------------------------
     Class J                          2.29
     ----------------------------------------------
     Class B                          4.13
     ----------------------------------------------
     Class C                          4.10
     ----------------------------------------------
     Class A (formerly R)             2.78
     ----------------------------------------------

(Note) Earning ratio of each class is calculated based on the following formula:

NAV per share 5/31/04 + Distributions for one year - NAV per share 5/31/03*
--------------------------------------------------------------------------- X 100
                          NAV per share 5/31/03*

*:   Initial issue price for Class B and Class C shares.
1)   Includes capital gain distributions.
2)   Distributions used for the period ended 5/31/04 are based on ex-date.

(3)  Record of Sales and Repurchase

          Record of sales and repurchases during one year period up to and including the end of May, 2004 and number of outstanding shares of the Fund as of the end of May, 2004 are as follows:

--------------------------------------------------------------------------------
                               Number of     Number of Units       Number of
                              Units Sold       Repurchased     Outstanding Units
--------------------------------------------------------------------------------
Class Y (formerly I)         490,090.614       330,976.302        903,567.312
                                 (0)               (0)                (0)
--------------------------------------------------------------------------------
Class J                     16,177,500.000    11,728,850.000     31,897,550.000
                           (16,177,500.000)  (11,728,850.000)   (31,897,550.000)
--------------------------------------------------------------------------------
Class B                      125,737.514        4,128.894         121,608.620
                                 (0)               (0)                (0)
--------------------------------------------------------------------------------
Class C                      639,762.851        29,356.467        610,406.384
                                 (0)               (0)                (0)
--------------------------------------------------------------------------------
Class A (formerly R)         758,091.037        67,611.007        705,834.030
                                 (0)               (0)                (0)
--------------------------------------------------------------------------------

Note: The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.

II.  OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

     The Fund shall use as the auditors the professional services of Pricewaterhouse Coopers.

     [The Japanese translation of the financial statement of the Fund to be incorporated.]

III. OUTLINE OF THE TRUST

(1)  Amount of Capital:

1.   Trust
     Not applicable.

2.   Loomis, Sayles & Company, L.P. (Investment Management Company)
     1)   Amount of Capital (issued capital stock at par value):
          Not applicable. Provided, however, that the partner capital was $51,353,445 ((Y)5.65 billion) as of May 31, 2004.
     2)   Number of authorized shares of capital stock:
          Not applicable.
     3)   Number of outstanding shares of capital stock:
          Not applicable.
     4)   Increase/decrease in amount of capital for the last 5 years:
          Not applicable.

(2)  Description of Business and Outline of Operation:

1.   Trust

     The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, CDC IXIS Asset Management Services, Inc., to render administrative services and the administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

2.   Loomis, Sayles & Company, L.P. (Investment Management Company)

     Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2004, Investment Management Company administers and manages the Trust consisting of 13 portfolios inclusive of this Fund with the total net asset value of US$ 1,593.1 million, and 24 portfolios of other Trusts/Corporations (total net asset value of US$6,923.5 million).

Fund List

                                                                      (as of the end of May, 2004)
--------------------------------------------------------------------------------------------------
                                                                     Total NAV
                                   Month                            ($ million;
                                   /Date                          *=$ Rounded to
                                   /Year          Principal       thousands, 000    NAV per share
             Fund               Established    Characteristics         omit)             ($)
--------------------------------------------------------------------------------------------------
LOOMIS SAYLES FUNDS I
--------------------------------------------------------------------------------------------------
Bond                              5/16/91     Fixed Income/Open   Retail   233.6   Retail    12.79
                                                                   Inst.   2,149    Inst.    12.80
                                                                   Admin    18.6    Admin    12.77
--------------------------------------------------------------------------------------------------
Global Bond                       5/10/91        Global/Open      Retail   325.6   Retail    14.84
                                                                   Inst.   213.5    Inst.    14.95
--------------------------------------------------------------------------------------------------
Benchmark Core                    4/24/96     Fixed Income/Open   Retail     159*  Retail    10.11
Bond Fund                                                          Inst.    24.9    Inst.    10.14
--------------------------------------------------------------------------------------------------
Core Plus Fixed Income            6/18/01     Fixed Income/Open              1.4              8.81
--------------------------------------------------------------------------------------------------
Fixed Income                      1/17/95     Fixed Income/Open            336.5             12.80
--------------------------------------------------------------------------------------------------
Institutional High Income          6/5/96     Fixed Income/Open             84.9              6.83
--------------------------------------------------------------------------------------------------
Intermediate Duration             1/28/98     Fixed Income/Open             29.8              9.77
--------------------------------------------------------------------------------------------------
Mid Cap Growth                    2/28/01        Equity/Open                 8.8              7.03
--------------------------------------------------------------------------------------------------
Investment Grade Fixed Income      7/1/94     Fixed Income/Open              164             12.83
--------------------------------------------------------------------------------------------------
Small Company Growth               5/7/99        Equity/Open                22.8              8.36
--------------------------------------------------------------------------------------------------
Small Cap Value                   5/13/91        Equity/Open      Retail     174   Retail    24.37
                                                                   Inst.   333.3    Inst.    24.47
                                                                   Admin    54.7    Admin    24.21
--------------------------------------------------------------------------------------------------
U.S. Government Securities        5/21/91     Fixed Income/Open    Inst.     7.6    Inst.    10.80

--------------------------------------------------------------------------------------------------
Loomis  Sayles  High  Income       4/1/04     Fixed Income/Open              8.3              9.67
Opportunities Fund
--------------------------------------------------------------------------------------------------

LOOMIS SAYLES FUNDS II
--------------------------------------------------------------------------------------------------
Aggressive Growth                 12/31/96       Equity/Open      Retail    30.2   Retail    15.62
                                                                   Inst.    26.2    Inst.    15.92
--------------------------------------------------------------------------------------------------
Research                           7/31/00       Equity/Open         A       109*     A       7.78
                                                                     B        51*     B       7.74
                                                                     C         3*     C       7.74
                                                                     Y        22      Y       7.80
--------------------------------------------------------------------------------------------------
Growth                             5/16/91       Equity/Open         A      13.6      A       5.05
                                                                     B        13      B       5.02
                                                                     C       4.5      C       5.02
                                                                     Y        40      Y       5.21
--------------------------------------------------------------------------------------------------
Value                              5/13/91       Equity/Open       Inst.    40.6    Inst.    15.56
--------------------------------------------------------------------------------------------------
International Equity               5/10/91       Global/Open         A       5.3      A      10.80
                                                                     B       937*     B      10.74
                                                                     C        44*     C      10.74
                                                                     Y      71.2      Y      10.93
--------------------------------------------------------------------------------------------------
Investment Grade Bond             12/31/96    Fixed Income/Open      Y      10.2      Y      11.27
                                                                     J     358.8      J      11.25
                                                                     A       7.9      A      11.26
                                                                     B       1.4      B      11.24
                                                                     C       6.9      C      11.23
--------------------------------------------------------------------------------------------------
Small Cap Growth                  12/31/96       Equity/Open         R        15      R       9.16
                                                                   Inst.    23.8    Inst.     9.34
--------------------------------------------------------------------------------------------------
Worldwide                          5/1/96        Global/Open       Inst.    16.3    Inst.     9.85
--------------------------------------------------------------------------------------------------
Tax-Managed Equity Fund           10/1/95        Equity/Open                 4.3              8.50
--------------------------------------------------------------------------------------------------
Loomis Sayles                      1/3/89     Fixed Income/Open      A     107.8      A      11.18
Limited Term                                                         B      10.6      B      11.16
Government and Agency                                                C       7.2      C      11.17
Fund                                                                 Y       5.1      Y      11.22
--------------------------------------------------------------------------------------------------
Loomis Sayles                      5/9/77     Fixed Income/Open      A     114.7      A       7.29
Municipal Income Fund                                                B       9.6      B       7.30
--------------------------------------------------------------------------------------------------
Loomis Sayles                     2/22/84     Fixed Income/Open      A      23.9      A       4.60
High Income                                                          B      18.8      B       4.60
                                                                     C       2.5      C       4.60
--------------------------------------------------------------------------------------------------
Loomis Sayles                      5/1/95     Fixed Income/Open      A     261.8      A      12.72
Strategic Income                                                     B     121.2      B      12.75
                                                                     C     188.8      C      12.75
                                                                     Y       8.8      Y      12.72
--------------------------------------------------------------------------------------------------

CDC NVEST FUNDS
--------------------------------------------------------------------------------------------------
CDC Nvest                          7/7/94        Equity/Open         A       363      A      17.06
Star Advisers                                                        B     250.5      B      15.52
                                                                     C      60.6      C      15.53
                                                                     Y      48.6      Y      18.00
--------------------------------------------------------------------------------------------------
CDC Nvest Star Value               6/5/70        Equity/Open         A     106.2      A       8.35
                                                                     B      28.9      B       7.73
                                                                     C       2.5      C       7.73
--------------------------------------------------------------------------------------------------
Loomis Sayles                     9/16/85     Fixed Income/Open      A      56.4      A      11.50
Government                                                           B      11.2      B      11.50
Securities Fund                                                      Y       2.2      Y      11.50
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Loomis Sayles                     3/23/84     Fixed Income/Open      A      80.9      A      16.10
Massachusetts Tax Free                                               B       4.8      B      16.06
Income Fund
--------------------------------------------------------------------------------------------------
Loomis Sayles Core Plus           11/7/73     Fixed Income/Open      A     119.4      A      11.35
Bond Fund                                                            B     148.9      B      11.36
                                                                     C       6.5      C      11.36
                                                                     Y      15.9      Y      11.39
--------------------------------------------------------------------------------------------------

UNRELATED FUNDS
--------------------------------------------------------------------------------------------------
Metropolitan Series                5/2/94        Equity/Open         A     341.8      A     193.65
Fund-Loomis Sayles                                                   B     210.5*     B     192.55
   Small Cap Series                                                  E      40.3      E     192.91
--------------------------------------------------------------------------------------------------
Managers Bond Fund                  5/84      Fixed Income/Open            209.2             23.81
--------------------------------------------------------------------------------------------------
Managers Global Bond Fund         3/12/02     Fixed Income/Open             31.8             21.82
--------------------------------------------------------------------------------------------------
Maxim Loomis Sayles               11/1/94        Equity/Open               142.5             19.40
Small-Cap Value Portfolio
--------------------------------------------------------------------------------------------------
Maxim Loomis Sayles               11/1/94     Fixed Income/Open            230.7             11.58
Bond Portfolio
--------------------------------------------------------------------------------------------------
AB Funds                          8/27/01     Fixed Income/Open   Retail    27.1   Retail     8.80
Trust-Extended Duration                                           Retirem  373.0   Retirem   14.25
Bond Fund                                                          Inst.    28.9    Inst.     8.80
--------------------------------------------------------------------------------------------------

(3)  Miscellaneous:

1.   Trust

     During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

2.   Loomis, Sayles & Company, L.P. (Investment Management Company)

     During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY

     The Investment Management Company shall use as the auditors the professional services of Pricewaterhouse Coopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]